Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income(Loss) Per Ordinary share (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income		$ 1,000	$ 79,000	$ 2,000	$ 159,000
Net Earnings		4,947,000	(10,986,000)	(5,523,000)	(13,172,000)
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss		$ 4,947,000	$ (10,986,000)	$ (5,523,000)	$ (13,172,000)
Jaws Acquisition Corp [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income						$ 306,930
Net Earnings	(5,288)					(28,879,692)
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	(5,288)					(28,879,692)
Common Class A [Member] | Jaws Acquisition Corp [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income						306,930
Net Earnings						$ 306,930
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted						69,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares						$ 0.00
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss						$ 306,930
Common Class B [Member] | Jaws Acquisition Corp [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Net Earnings	(5,288)					(28,879,692)
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	(5,288)					(28,879,692)
Redeemable Net Earnings						(306,930)
Non-Redeemable Net Loss	$ (5,288)					$ (29,186,622)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	1					17,250,000
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$ (5,288)					$ (1.69)